Supplemental Guarantor And Non-Guarantor Condensed Consolidating Financial Statements Statement of Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Net sales	$ 3,778		$ 3,762		$ 4,062		$ 3,897		$ 3,822		$ 3,665		$ 3,882		$ 3,682		$ 15,499		$ 15,051		$ 14,070
Cost of sales	3,004		3,041		3,262		3,164		3,095		3,012		3,139		3,028		12,471		12,274		11,566
Selling, general and administrative																	1,036		916		875
Amortization																	94		97		76
Restructuring																	140		137		163
Total operating expenses																	13,741		13,424		12,680
Operating income	464		392		462		440		406		376		464		381		1,758	[1]	1,627	[2]	1,390	[3]
Interest expense																	(135)		(143)		(136)
Other (expense) income, net																	(8)		(18)		5
Income from continuing operations before income taxes and equity income																	1,615		1,466		1,259
Income tax expense																	(255)		(240)		(174)
Income from continuing operations before equity income																	1,360		1,226		1,085
Equity income, net of tax																	20		15		10
Equity in net income (loss) of subsidiaries																	0		0		0
Income from continuing operations	362		313		379		326		309		283		367		282		1,380		1,241		1,095
Income from discontinued operations, net of tax	6		12		27		15		12		10		22		16		60		60		65
Net income	368	[4]	325	[4]	406	[4]	341	[4]	321	[5]	293	[5]	389	[5]	298	[5]	1,440	[4]	1,301	[5]	1,160
Net income attributable to noncontrolling interest																	89		89		83
Net income attributable to Delphi	344		305		382		320		298		271		367		276		1,351		1,212		1,077
Reportable Legal Entities | Parent
Net sales																	0		0		0
Cost of sales																	0		0		0
Selling, general and administrative																	51		87		222
Amortization																	0		0		0
Restructuring																	0		0		0
Total operating expenses																	51		87		222
Operating income																	(51)		(87)		(222)
Interest expense																	(24)		(25)		(11)
Other (expense) income, net																	6		6		5
Income from continuing operations before income taxes and equity income																	(69)		(106)		(228)
Income tax expense																	0		(5)		(3)
Income from continuing operations before equity income																	(69)		(111)		(231)
Equity income, net of tax																	0		0		0
Equity in net income (loss) of subsidiaries																	1,420		1,323		1,308
Income from continuing operations																	1,351		1,212		1,077
Income from discontinued operations, net of tax																	0		0		0
Net income																	1,351		1,212		1,077
Net income attributable to noncontrolling interest																	0		0		0
Net income attributable to Delphi																	1,351		1,212		1,077
Reportable Legal Entities | Subsidiary Guarantors
Net sales																	0		0		0
Cost of sales																	0		0		0
Selling, general and administrative																	0		0		0
Amortization																	0		0		0
Restructuring																	0		0		0
Total operating expenses																	0		0		0
Operating income																	0		0		0
Interest expense																	(33)		(33)		(63)
Other (expense) income, net																	68		67		55
Income from continuing operations before income taxes and equity income																	35		34		(8)
Income tax expense																	0		0		0
Income from continuing operations before equity income																	35		34		(8)
Equity income, net of tax																	0		0		0
Equity in net income (loss) of subsidiaries																	1,385		1,289		1,316
Income from continuing operations																	1,420		1,323		1,308
Income from discontinued operations, net of tax																	0		0		0
Net income																	1,420		1,323		1,308
Net income attributable to noncontrolling interest																	0		0		0
Net income attributable to Delphi																	1,420		1,323		1,308
Reportable Legal Entities | Subsidiary Issuer / Guarantor
Net sales																	0		0		0
Cost of sales																	0		0		0
Selling, general and administrative																	0		0		0
Amortization																	0		0		0
Restructuring																	0		0		0
Total operating expenses																	0		0		0
Operating income																	0		0		0
Interest expense																	(188)		(194)		(180)
Other (expense) income, net																	25		25		97
Income from continuing operations before income taxes and equity income																	(163)		(169)		(83)
Income tax expense																	60		62		31
Income from continuing operations before equity income																	(103)		(107)		(52)
Equity income, net of tax																	0		0		0
Equity in net income (loss) of subsidiaries																	315		326		409
Income from continuing operations																	212		219		357
Income from discontinued operations, net of tax																	0		0		0
Net income																	212		219		357
Net income attributable to noncontrolling interest																	0		0		0
Net income attributable to Delphi																	212		219		357
Reportable Legal Entities | Non-Guarantor Subsidiaries
Net sales																	15,499		15,051		14,070
Cost of sales																	12,471		12,274		11,566
Selling, general and administrative																	985		829		653
Amortization																	94		97		76
Restructuring																	140		137		163
Total operating expenses																	13,690		13,337		12,458
Operating income																	1,809		1,714		1,612
Interest expense																	(74)		(75)		(68)
Other (expense) income, net																	78		68		34
Income from continuing operations before income taxes and equity income																	1,813		1,707		1,578
Income tax expense																	(315)		(297)		(202)
Income from continuing operations before equity income																	1,498		1,410		1,376
Equity income, net of tax																	20		15		10
Equity in net income (loss) of subsidiaries																	0		0		0
Income from continuing operations																	1,518		1,425		1,386
Income from discontinued operations, net of tax																	60		60		65
Net income																	1,578		1,485		1,451
Net income attributable to noncontrolling interest																	89		89		83
Net income attributable to Delphi																	1,489		1,396		1,368
Eliminations
Net sales																	0		0		0
Cost of sales																	0		0		0
Selling, general and administrative																	0		0		0
Amortization																	0		0		0
Restructuring																	0		0		0
Total operating expenses																	0		0		0
Operating income																	0		0		0
Interest expense																	184		184		186
Other (expense) income, net																	(185)		(184)		(186)
Income from continuing operations before income taxes and equity income																	(1)		0		0
Income tax expense																	0		0		0
Income from continuing operations before equity income																	(1)		0		0
Equity income, net of tax																	0		0		0
Equity in net income (loss) of subsidiaries																	(3,120)		(2,938)		(3,033)
Income from continuing operations																	(3,121)		(2,938)		(3,033)
Income from discontinued operations, net of tax																	0		0		0
Net income																	(3,121)		(2,938)		(3,033)
Net income attributable to noncontrolling interest																	0		0		0
Net income attributable to Delphi																	$ (3,121)		$ (2,938)		$ (3,033)

[1]	Includes charges recorded in 2014 related to costs associated with employee termination benefits and other exit costs of $57 million for Electrical/Electronic Architecture, $55 million for Powertrain Systems and $28 million for Electronics and Safety.
[2]	Includes charges recorded in 2013 related to costs associated with employee termination benefits and other exit costs of $28 million for Electrical/Electronic Architecture, $53 million for Powertrain Systems and $56 million for Electronics and Safety .
[3]	Includes charges recorded in 2012 related to costs associated with employee termination benefits and other exit costs of $49 million for Electrical/Electronic Architecture, $25 million for Powertrain Systems and $89 million for Electronics and Safety.
[4]	In the first quarter of 2014, Delphi recognized a loss on extinguishment of debt of $34 million.
[5]	In the first quarter of 2013, Delphi recognized a loss on debt extinguishment of $39 million